Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Capital Accounts are Translated at their Historical Exchange Rates	Its revenues and expenses are translated at the average exchange rate during the year. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	As of March 31,
	2026	2025
Year-end spot rate	7.8055	7.7787

	For the years ended March 31,
	2026	2025	2024
Average rate	7.7761	7.7917	7.8243

Schedule of Property and Equipment

Depreciation is provided to write off the cost of items of property and equipment over their estimated useful lives and after taking into account their estimated residual value, using the straight-line method, at the following estimated useful lives:

Furniture and fixtures	5 years
Office equipment	5 years
Computer equipment	3.3 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets